UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2010

Date of reporting period:	4/30/2009

Item 1.	Schedule of Investments

Jennison 20/20 Focus Fund

Schedule of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.5%
COMMON STOCKS
Biotechnology 4.0%
509,100	Celgene Corp.(a)	$21,748,752
605,800	Gilead Sciences, Inc.(a)	27,745,640

		49,494,392

Capital Markets 6.5%
1,175,700	Charles Schwab Corp. (The)	21,726,936
460,201	Goldman Sachs Group, Inc. (The)	59,135,829

		80,862,765

Chemicals 2.5%
360,400	Monsanto Co.	30,594,356

Commercial Services & Supplies 2.3%
1,092,800	Waste Management, Inc.(b)	29,144,976

Communications Equipment 5.9%
931,600	QUALCOMM, Inc.	39,425,312
485,300	Research In Motion Ltd.(a)	33,728,350

		73,153,662

Computers & Peripherals 3.1%
301,462	Apple, Inc.(a)	37,932,963

Consumer Finance 1.1%
2,951,817	SLM Corp.(a)(b)	14,257,276

Diversified Consumer Services 4.2%
1,072,562	Career Education Corp.(a)(b)	23,639,266
1,855,800	H&R Block, Inc.	28,096,812

		51,736,078

Food & Staples Retailing 4.9%
1,444,100	Kroger Co. (The)	31,221,442
585,600	Wal-Mart Stores, Inc.	29,514,240

		60,735,682

Food Products 5.3%
1,136,332	Cadbury PLC (United Kingdom)(ADR)	34,192,230
1,772,400	ConAgra Foods, Inc.	31,371,480

		65,563,710

Healthcare Equipment & Supplies 3.9%
255,800	Alcon, Inc.	23,536,158
506,300	Baxter International, Inc.	24,555,550

		48,091,708

Healthcare Providers & Services 4.8%
1,527,600	Aetna, Inc.	33,622,476
602,300	Medco Health Solutions, Inc.(a)	26,230,165

		59,852,641

Internet & Catalog Retail 3.2%
492,600	Amazon.com, Inc.(a)	39,664,152

Internet Software & Services 7.4%
111,500	Baidu, Inc. (China)(ADR)(a)	25,968,350
93,700	Google, Inc. (Class A)(a)	37,102,389
1,777,500	IAC/InterActiveCorp(a)	28,475,550

		91,546,289

IT Services 2.8%
528,400	Visa, Inc. (Class A)(b)	34,324,864

Media 0.5%
16,391,624	Sirius XM Radio, Inc.(a)(b)	6,382,898

Metals & Mining 4.8%
4,917,800	Century Aluminum Co.(a)(b)	19,867,912
928,000	Freeport-McMoRan Copper & Gold, Inc.	39,579,200

		59,447,112

Multi-Utilities 2.3%
635,500	Sempra Energy(b)	29,245,710

Oil, Gas & Consumable Fuels 14.4%
696,700	Canadian Natural Resouces Ltd.	32,124,837
466,900	Occidental Petroleum Corp.	26,281,801
1,083,100	Petroleo Brasileiro SA (Brazil)(ADR)(b)	36,359,667
933,200	Southwestern Energy Co.(a)	33,464,553
2,290,300	Williams Cos., Inc. (The)	32,293,230
537,200	XTO Energy, Inc.	18,619,352

		179,143,440

Pharmaceuticals 2.4%
674,700	Teva Pharmaceutical Industries Ltd. (Israel)(ADR)(b)	29,612,583

Software 4.9%
1,061,400	Adobe Systems, Inc.(a)	29,029,290
1,848,700	Symantec Corp.(a)(b)	31,890,075

		60,919,365

Wireless Telecommunication Services 3.3%
2,517,500	NII Holdings, Inc.(a)(b)	40,682,800

	Total long-term investments (cost $1,183,178,819)	1,172,389,422

SHORT-TERM INVESTMENT 18.0%
Affiliated Money Market Mutual Fund
223,638,102	Dryden Core Investment Fund - Taxable Money Market Series (cost $223,638,102; includes $146,186,659 of cash collateral received for securities on loan)(c)(d)	223,638,102

	Total Investments 112.5% (cost $1,406,816,921)(e)	1,396,027,524
	Liabilities in excess of other assets (12.5%)	(154,746,102)

	Net Assets 100.0%	$1,241,281,422

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non–income producing security.
(b)	All or portion of a security is on loan. The aggregate market value of such securities is $124,937,846; cash collateral of $146,186,659 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,447,756,116	$113,516,514	$(165,245,106)	$(51,728,592)

The difference between the book and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,396,027,524	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,396,027,524	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.